Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	June 30,	December 31,
(in millions)	2014	2013
Accounts payable non-trade	188	323
Income taxes	98	126
Accrued compensation and benefits	96	98
Allowance for sales returns	80	108
Accrued interest	78	58
Deferred revenue	73	73
Sales and other taxes	53	79
Other	77	95
	$743	960

Accrued liabilities consisted of the following:

	December 31,
(in millions)	2013	2012
Accounts payable non-trade	323	264
Income taxes	126	154
Allowance for sales returns	108	92
Accrued compensation and benefits	98	100
Sales and other taxes	79	62
Deferred revenue	73	85
Liability for consigned goods sold	69	56
Accrued interest	58	50
Other	95	92
	1,029	955